Refinancing	9 Months Ended
Sep. 30, 2013
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Refinancing

Note 4. Refinancing

On April 25, 2013, we refinanced our existing notes and credit facilities and made a distribution to Holdings, our shareholder. The refinancing consisted of the issuance of $250 million aggregate principal amount 7.75% Senior Notes due May 1, 2021 (the “Senior Notes”), a $200 million term loan due April 25, 2016 (“Term Loan B-1”), a $470 million term loan due April 25, 2020 (“Term Loan B-2,” and together with Term Loan B-1, the “Term Loans”), the proceeds of which we used, together with $31 million of cash on hand, to redeem our 10.75% Senior Secured Notes due 2016 (the “Secured Notes”), redeem our 9% Senior Subordinated Notes due 2014 (the “Subordinated Notes”), pay fees and expenses in connection with the refinancing transaction and make a $350 million distribution to Holdings. Holdings used the distribution to redeem its Preferred Shares, repay $61 million of the note (the “Seller Note”) issued by Holdings to Dana as part of the financing in connection with our acquisition of substantially all of the aftermarket business operations of Dana in 2004 and make a distribution of $133 million to its stockholders. We replaced our existing asset-based revolving credit facility (the “Old ABL Revolver”) with a new asset-based revolving credit facility (our “ABL Revolver”) on April 25, 2013. The ABL Revolver matures on April 25, 2018 and comprises a revolving credit facility of up to $175 million for borrowings solely to the U.S. domestic borrowers, including (a) a $30 million sub-limit for letters of credit and (b) a $15 million swingline facility. Availability under the ABL Revolver is based upon monthly (or more frequent under certain circumstances) borrowing base valuations of our eligible inventory and accounts receivable, among other things, and is reduced by certain reserves in effect from time to time.

The sources and uses of proceeds of the refinancing consisted of the following:

(Dollars in millions)	Sources			Uses
Term Loan B-1(1)	$199	Redeemed Secured Notes		$180
Term Loan B-2(1)	468	Redeemed Subordinated Notes		367
Senior Notes	250	Distribution to Shareholder:
Cash on hand	31	Redeemed Holdings’ Preferred Shares(2)	156
		Repaid Holdings’ Seller Note(2)	61
		Distribution to Holdings’ Stockholders(2)	133

		Total distribution to Shareholder(2)		350
		Interest payments on Secured and Subordinated Notes		21
		Call premium on Secured Notes		15
		Deferred financing costs(3)		15

	$948			$948

(1)	Less original issue discount of $2 million for Term Loan B-2 and $1 million for Term Loan B-1.
(2)	A distribution to our shareholder of $350 million was used for redemption of its preferred shares, payment of its debt and a distribution to its stockholders.
(3)	The deferred financing costs paid on the date of the refinancing were $13 million and $2 million was subsequently paid in the remainder of the second quarter of 2013.

During the second quarter of 2013, we made a distribution of $351 million to Holdings of which $350 million related to the refinancing, as previously described, and $1 million related to the payment of Holdings’ operating expenses. Subsequently in the third quarter of 2013, we made an additional $1 million distribution related to our deferred compensation plan.